SUBSEQUENT EVENTS - Refinancing (Details) - USD ($) $ in Millions						3 Months Ended
	Mar. 02, 2020	Mar. 17, 2017	Mar. 01, 2017	Feb. 09, 2017	Nov. 30, 2016	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Oct. 17, 2016
Subsequent Event [Line Items]
Long-term Debt, Gross								$ 3,585.2
Debt Instrument, Interest Rate, Stated Percentage											9.25%
Base Rate [Member] | Minimum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.00%
Amended ABL Credit Agreement [Member] | Base Rate [Member] | Minimum
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	0.25%
Amended ABL Credit Agreement [Member] | Base Rate [Member] | Maximum
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	0.75%
Subsequent Event [Member] | One, Two, Three Or Six Month Or 12-Month LIBOR [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Subsequent Event [Member] | One Month LIBOR [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Subsequent Event [Member] | Overnight Federal Funds And Overnight LIBOR [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Subsequent Event [Member] | Term Loan Credit Agreement [Member]
Subsequent Event [Line Items]
Principal amount tendered in change of control in business combination repurchased							$ 0.5
Proceeds from Issuance of Debt	$ 2,200.0
Threshold additional loan principal amount	$ 325.0
Percentage of consolidated EBITDA	60.00%
Threshold consolidated total net leverage ratio	0.0375
Threshold consolidated first lien net leverage ratio	0.0525
Pecentage of principal amount amortized	1.00%
Subsequent Event [Member] | Term Loan Credit Agreement [Member] | Minimum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Subsequent Event [Member] | Term Loan Credit Agreement [Member] | Maximum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Subsequent Event [Member] | Term Loan Credit Agreement [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount	$ 1,200.0
Derivative Notional Amount In Next Fiscal Year	1,000.0
Derivative Notional Amount Until Maturity	1,000.0
Subsequent Event [Member] | Amended ABL Credit Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	455.0
Line of Credit Facility, Increase In Maximum Borrowing Capacity	$ 600.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | Minimum
Subsequent Event [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.25%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | Maximum
Subsequent Event [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.75%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | One Month LIBOR [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	1.00%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | Overnight Federal Funds And Overnight LIBOR [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	0.50%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	1.00%
Subsequent Event [Member] | ABL Credit Agreement, Subfacility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 200.0
Subsequent Event [Member] | ABL Credit Agreement, Swingline Subfacility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 75.0
Forecast [Member] | Term Loan Credit Agreement [Member]
Subsequent Event [Line Items]
Redemption premium						$ 75.0
Write-off of deferred debt issuance costs						$ 38.0
Term Loan due 2023
Subsequent Event [Line Items]
Long-term Debt, Gross				$ 2,245.0				2,070.0		$ 2,070.0
Repayments of Long-term Debt			$ 500.0	$ 75.0
Term Loan due 2023 | Base Rate [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.00%
9.250% Senior notes due 2024
Subsequent Event [Line Items]
Long-term Debt, Gross								750.0		750.0
12.00%/13.00% PIK notes due 2022
Subsequent Event [Line Items]
Long-term Debt, Gross								500.0		500.0
Debt Instrument, Interest Rate, Stated Percentage				13.00%
Repayments of Long-term Debt				$ 75.0
12.00%/13.00% PIK notes due 2022 | Minimum
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				12.00%
ABL Revolving Credit Facility
Subsequent Event [Line Items]
Long-term Debt, Gross								145.2		$ 245.1
Line of Credit Facility, Maximum Borrowing Capacity					$ 400.0			455.0
ABL Revolving Credit Facility | Maximum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.75%
10.00% notes due 2024
Subsequent Event [Line Items]
Long-term Debt, Gross								$ 120.0
Debt Instrument, Interest Rate, Stated Percentage									10.00%